Income Tax (Provision) Benefit (Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of January 1	$ 48	$ 49	$ 43
Increase (decrease) attributable to tax positions taken during prior periods	5	5	3
Increase (decrease) attributable to tax positions taken during the current year	1	1	5
Decrease attributable to settlements with taxing authorities	(1)	(7)	(2)
Balance as of December 31	$ 53	$ 48	$ 49